Basic and Diluted Loss Per Share - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Line Items1 Line Items
Anti-dilutive shares	2,228,076	2,059,128	1,674,324
Convertible Debt 1
Antidilutive Securities Excluded From Computation Of Earnings Per Share Line Items1 Line Items
Anti-dilutive shares			302,976
Convertible Debt 2
Antidilutive Securities Excluded From Computation Of Earnings Per Share Line Items1 Line Items
Anti-dilutive shares			827,856